UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 16, 1999 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON JULY 28, 1999.

Report for the Calendar Year or Quarter Ended: December 31, 1998

Check here if Amendment [ X ]; Amendment Number: 1

   This Amendment (Check only one.): [   ]  is a restatement.

                        [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             International Specialty Products Inc.
Address:          300 Delaware Avenue
                  Wilmington, Delaware  19801

Form 13F File Number:  28-5874

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard A. Weinberg
Title:            Executive Vice President and General Counsel
Phone:            973-628-3520

Signature, Place, and Date of Signing:

/s/Richard A. Weinberg      Wayne, New Jersey     August 5, 1999
------------------------------------------------------------------
[Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:


Number of Other Included Managers:                    6

Form 13F Information Table Entry Total:               3

Form 13F Information Table Value Total:          $ 24,504
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.               Form 13F File Number                  Name
---               --------------------                  ----

1                          28-5328              Building Materials Corporation
                                                of America

2                          28-2655              G Industries Corp.

3                          28-2656              G-I Holdings Inc.

4                          28-5326              GAF Building Materials
                                                Corporation

5                          28-2521              GAF Corporation

6                          28-7274              ISP Opco Holdings Inc.


NAME OF REPORTING PERSON:  INTERNATIONAL SPECIALTY PRODUCTS INC.


Column 1              Column 2     Column 3       Column 4       Column 5      Column 6         Column 7            Column 8

                      Title                                      Shares
                        Of                          Value          Or          Investment        Other           Voting Authority
Name of Issuer        Class          CUSIP        (x $1,000)     Prin Amt      Discretion       Managers       Sole   Shared   None
--------------        -----          -----        ----------     --------      ----------       --------       ----   ------   ----
Sun America           COM          813764305           3,495       42,625 SH   DEFINED               6                 42,625
Amoco                 COM          031905102          17,513      292,500 SH   DEFINED          1,2,3,4,5,6           292,500
Sun America           COM          813764305           3,495       42,625 SH   DEFINED          1,2,3,4,5,6            42,625


                                    Column Total      24,504
                                                      ======









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